Investment Gain (Loss) of Trading Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized gains from sales of trading securities	$ 349,338	$ 366,131	$ 1,323,079
Unrealized holding gains	252,455	51,416	458,266
Net Realized and Unrealized Gain (Loss) on Trading Securities, Total	$ 601,793	$ 417,547	$ 1,781,345